Provisions - Parenthetical Information Provisions (Detail: Text Values) € in Millions, $ in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Postbank shareholders litigation [Abstract]
Total provisions for claims against DB in relation to Postbank takeover				€ 1,300
Residual plaintiff claims provisions, including interest	€ 110		€ 110
Proportion of the plaintiffs claims by value in the litigation where Deutsche Bank has reached settlements, in percent	0.90		0.90		0.90
Palladium Hotel litigation [Abstract]
Total Provisions recognized by the Group on balance sheet	€ 2,800		€ 2,800			€ 3,300
Expenses for civil litigation and regulatory enforcement matters included in general and administrative expenses	(94)	€ 1,554	(68)	€ 1,720
Civil litigation matters [Abstract]
Provisions	1,600		1,600			1,900
Aggregate future loss, more than remote but less than probable	1,100		1,100			600
Regulatory enforcement matters [Abstract]
Provisions	100		100			200
Aggregate future loss, more than remote but less than probable	€ 100		€ 100			€ 100
Malaysia Development Berhad [Abstract]
Damage claims made by 1Malaysia Development Berhad against DB in relation to wire transfer, in USD | $					$ 1.1